Employee Defined Benefit Plans - Schedule of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Change in discount rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (12.9)	$ (12.8)
Decrease	$ 13.3	13.2
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pre-retirement inflation rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 2.2	2.2
Decrease	$ (2.2)	(2.2)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pension increase assumption by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 6.7	6.7
Decrease	$ (6.7)	(6.6)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in one year in the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 11.9	12.0
Decrease	$ (11.9)	$ (12.0)